Cover Page	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP, INC.
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	13,581,995,120
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	000-54189
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	7-1, Marunouchi 2-chome
Entity Address, City or Town	Chiyoda-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	100-8330
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	4-5, Marunouchi 1-chome
Entity Address, City or Town	Chiyoda-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	100-8212
Contact Personnel Name	Masahisa Takahashi
City Area Code	81-3
Local Phone Number	3240-8111
Common Stock [Member]
Document Information [Line Items]
Security 12(b) Title	Common stock, without par value
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Security 12(b) Title	American depositary shares, each of which represents one share of common stock
Trading Symbol	MUFG
Security Exchange Name	NYSE